Expense Example - FidelityBlueChipGrowthFundFidelityBlueChipValueFund-RetailComboPRO - FidelityBlueChipGrowthFundFidelityBlueChipValueFund-RetailComboPRO - Fidelity Blue Chip Value Fund - Fidelity Blue Chip Value Fund
Sep. 28, 2024 USD ($)
Expense Example:
1 year	$ 84
3 years	262
5 years	455
10 years	$ 1,014